UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® InterMarket Income Trust I

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 109.5%
Aerospace - 0.7%
BE Aerospace, Inc., 8.5%, 2018	$90,000	$99,977
Bombardier, Inc., 7.5%, 2018 (n)	160,000	182,000
Bombardier, Inc., 7.75%, 2020 (n)	55,000	63,800
CPI International, Inc., 8%, 2018	105,000	91,088
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	85,000	17,850
Huntington Ingalls Industries, Inc., 7.125%, 2021	190,000	203,538

		$658,253
Airlines - 0.4%
Continental Airlines, Inc., FRN, 0.878%, 2013	$474,329	$452,984

Apparel Manufacturers - 0.3%
Hanesbrands, Inc., 8%, 2016	$50,000	$55,625
Hanesbrands, Inc., 6.375%, 2020	55,000	57,475
Hanesbrands, Inc., FRN, 4.145%, 2014	45,000	44,996
Jones Group, Inc., 6.875%, 2019	60,000	57,975
Phillips-Van Heusen Corp., 7.375%, 2020	105,000	116,550

		$332,621
Asset-Backed & Securitized - 1.2%
Anthracite Ltd., “A”, CDO, FRN, 0.605%, 2019 (z)	$142,797	$119,949
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	254,521	253,249
Crest Ltd., “A1” CDO, FRN, 1.053%, 2018 (z)	227,164	193,090
Equity One ABS, Inc., FRN, 4.205%, 2034	284,789	280,830
GMAC Mortgage Corp. Loan Trust, FRN, 5.865%, 2034	172,353	128,636
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	270,000	276,433

		$1,252,187
Automotive - 2.6%
Accuride Corp., 9.5%, 2018	$185,000	$196,100
Allison Transmission, Inc., 7.125%, 2019 (n)	145,000	149,350
Daimler Finance North America LLC, FRN, 1.741%, 2013 (n)	320,000	319,748
Ford Motor Co., 7.45%, 2031	70,000	89,863
Ford Motor Credit Co. LLC, 12%, 2015	495,000	622,434
General Motors Financial Co., Inc., 6.75%, 2018	155,000	167,269
Goodyear Tire & Rubber Co., 7%, 2022	40,000	40,500
Harley-Davidson Financial Services, 3.875%, 2016 (n)	450,000	468,738
Jaguar Land Rover PLC, 8.125%, 2021 (n)	150,000	154,875
Lear Corp., 8.125%, 2020	65,000	73,288
RCI Banque S.A., 4.6%, 2016 (n)	400,000	392,299

		$2,674,464
Basic Industry - 0.1%
Trimas Corp., 9.75%, 2017	$95,000	$105,213

Broadcasting - 3.4%
Allbritton Communications Co., 8%, 2018	$90,000	$95,175
AMC Networks, Inc., 7.75%, 2021 (n)	64,000	71,360
CBS Corp., 5.75%, 2020	110,000	126,696
CBS Corp., 3.375%, 2022	536,000	531,866
Clear Channel Communications, Inc., 9%, 2021	103,000	94,760
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (z)	5,000	5,000
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (z)	35,000	35,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Gray Television, Inc., 10.5%, 2015	$25,000	$26,406
Hughes Network Systems LLC, 7.625%, 2021	60,000	65,100
Inmarsat Finance PLC, 7.375%, 2017 (n)	130,000	139,100
Intelsat Bermuda Ltd., 11.25%, 2017	180,000	185,625
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	135,000	139,050
Intelsat Jackson Holdings Ltd., 11.25%, 2016	50,000	52,875
LBI Media, Inc., 8.5%, 2017 (z)	60,000	19,800
Liberty Media Corp., 8.5%, 2029	90,000	90,900
Liberty Media Corp., 8.25%, 2030	15,000	15,150
LIN Television Corp., 8.375%, 2018	30,000	31,725
Local TV Finance LLC, 9.25%, 2015 (p)(z)	121,767	123,898
NBCUniversal Media LLC, 5.95%, 2041	367,000	445,846
Newport Television LLC, 13%, 2017 (n)(p)	47,347	44,273
Nexstar Broadcasting Group, Inc., 8.875%, 2017	45,000	48,150
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	50,000	55,875
Sinclair Broadcast Group, Inc., 8.375%, 2018	15,000	16,313
SIRIUS XM Radio, Inc., 13%, 2013 (n)	30,000	34,163
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	60,000	68,100
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	175,000	191,625
Univision Communications, Inc., 6.875%, 2019 (n)	125,000	127,500
Univision Communications, Inc., 7.875%, 2020 (n)	45,000	47,925
Univision Communications, Inc., 8.5%, 2021 (n)	75,000	74,438
WPP Finance, 8%, 2014	400,000	461,971

		$3,465,665
Brokerage & Asset Managers - 0.8%
E*TRADE Financial Corp., 7.875%, 2015	$75,000	$76,594
E*TRADE Financial Corp., 12.5%, 2017	80,000	93,200
TD AMERITRADE Holding Corp., 5.6%, 2019	570,000	627,082

		$796,876
Building - 0.6%
Associated Materials LLC, 9.125%, 2017	$25,000	$24,625
Building Materials Holding Corp., 6.875%, 2018 (n)	45,000	48,375
Building Materials Holding Corp., 7%, 2020 (n)	100,000	108,500
Building Materials Holding Corp., 6.75%, 2021 (n)	40,000	43,500
CRH PLC, 8.125%, 2018	210,000	245,674
Nortek, Inc., 10%, 2018	25,000	26,313
Nortek, Inc., 8.5%, 2021	150,000	145,125
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)	9,000	9,653

		$651,765
Business Services - 0.5%
Ceridian Corp., 12.25%, 2015 (p)	$90,000	$86,513
iGate Corp., 9%, 2016	90,000	97,875
Interactive Data Corp., 10.25%, 2018	95,000	107,113
Iron Mountain, Inc., 8.375%, 2021	115,000	127,794
SunGard Data Systems, Inc., 10.25%, 2015	60,000	62,550
SunGard Data Systems, Inc., 7.375%, 2018	40,000	43,000

		$524,845
Cable TV - 2.4%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$25,000	$26,375
Cablevision Systems Corp., 8.625%, 2017	50,000	56,375
CCH II LLC, 13.5%, 2016	105,000	120,750
CCO Holdings LLC, 7.875%, 2018	160,000	174,800
CCO Holdings LLC, 8.125%, 2020	105,000	117,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Cequel Communications Holdings, 8.625%, 2017 (n)		$50,000	$53,625
CSC Holdings LLC, 8.5%, 2014		60,000	66,600
DIRECTV Holdings LLC, 5.875%, 2019		160,000	186,156
DISH DBS Corp., 6.75%, 2021		55,000	61,050
EchoStar Corp., 7.125%, 2016		55,000	60,775
Insight Communications Co., Inc., 9.375%, 2018 (n)		80,000	91,800
Mediacom LLC, 9.125%, 2019		85,000	92,863
Myriad International Holdings B.V., 6.375%, 2017 (n)		193,000	214,230
Time Warner Cable, Inc., 5.4%, 2012		330,000	335,054
Time Warner Cable, Inc., 8.25%, 2019		110,000	142,664
Time Warner Cable, Inc., 4%, 2021		170,000	177,833
UPCB Finance III Ltd., 6.625%, 2020 (n)		150,000	154,500
Videotron Ltee, 6.875%, 2014		40,000	40,150
Videotron Ltee, 5%, 2022 (z)		25,000	25,000
Virgin Media Finance PLC, 9.5%, 2016		100,000	114,000
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	50,000	70,445

			$2,382,645
Chemicals - 1.8%
Celanese U.S. Holdings LLC, 6.625%, 2018		$165,000	$180,675
Dow Chemical Co., 8.55%, 2019		540,000	718,279
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		150,000	155,250
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		25,000	24,500
Huntsman International LLC, 8.625%, 2021		75,000	84,750
Lyondell Chemical Co., 11%, 2018		139,641	153,081
Momentive Performance Materials, Inc., 12.5%, 2014		144,000	153,720
Momentive Performance Materials, Inc., 11.5%, 2016		83,000	69,720
Polypore International, Inc., 7.5%, 2017		95,000	99,513
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		140,000	151,644

			$1,791,132
Computer Software - 0.5%
Lawson Software, Inc., 11.5%, 2018 (n)		$110,000	$114,950
Oracle Corp., 5.375%, 2040		244,000	296,706
Syniverse Holdings, Inc., 9.125%, 2019		90,000	98,100

			$509,756
Computer Software - Systems - 0.3%
CDW LLC/CDW Finance Corp., 12.535%, 2017		$30,000	$32,700
CDW LLC/CDW Finance Corp., 8.5%, 2019		135,000	144,450
CDW LLC/CDW Finance Corp., 8.5%, 2019 (z)		25,000	26,750
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		95,000	104,975

			$308,875
Conglomerates - 1.2%
Amsted Industries, Inc., 8.125%, 2018 (n)		$140,000	$151,200
Dynacast International LLC, 9.25%, 2019 (z)		70,000	72,975
Griffon Corp., 7.125%, 2018		140,000	145,600
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013		290,000	310,519
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014		350,000	404,768
Tomkins LLC/Tomkins, Inc., 9%, 2018		153,000	169,065

			$1,254,127
Consumer Products - 1.3%
Easton-Bell Sports, Inc., 9.75%, 2016		$80,000	$88,800
Elizabeth Arden, Inc., 7.375%, 2021		90,000	96,975
Jarden Corp., 7.5%, 2020		100,000	109,375
Libbey Glass, Inc., 10%, 2015		72,000	77,310

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Mattel, Inc., 5.45%, 2041	$219,000	$231,173
Newell Rubbermaid, Inc., 5.5%, 2013	360,000	376,657
Visant Corp., 10%, 2017	70,000	64,400
Whirlpool Corp., 8%, 2012	279,000	281,956

		$1,326,646
Consumer Services - 0.8%
Realogy Corp., 11.5%, 2017	$95,000	$86,925
Service Corp. International, 6.75%, 2015	10,000	11,038
Service Corp. International, 7%, 2017	335,000	375,200
Western Union Co., FRN, 1.113%, 2013	340,000	340,949

		$814,112
Containers - 0.3%
Ball Corp., 5%, 2022	$52,000	$53,170
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	70,000	71,400
Reynolds Group, 7.125%, 2019 (n)	100,000	105,750
Sealed Air Corp., 8.125%, 2019 (n)	15,000	16,950
Sealed Air Corp., 8.375%, 2021 (n)	15,000	17,175

		$264,445
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$150,000	$172,422
ManTech International Corp., 7.25%, 2018	80,000	83,400

		$255,822
Electrical Equipment - 0.0%
Avaya, Inc., 9.75%, 2015	$45,000	$45,000

Electronics - 1.0%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$100,000	$110,000
Freescale Semiconductor, Inc., 8.05%, 2020	45,000	44,550
Sensata Technologies B.V., 6.5%, 2019 (n)	160,000	169,200
Tyco Electronics Group S.A., 3.5%, 2022	126,000	126,238
Tyco Electronics Ltd., 6%, 2012	500,000	515,303

		$965,291
Emerging Market Quasi-Sovereign - 2.9%
Banco do Brasil S.A., 5.875%, 2022 (n)	$272,000	$279,480
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	101,000	101,101
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	412,000	448,050
Comision Federal de Electricidad, 5.75%, 2042 (z)	202,000	202,505
Development Bank of Kazakhstan, 5.5%, 2015 (n)	282,000	296,100
Gaz Capital S.A., 5.999%, 2021 (n)	342,000	360,383
Petrobras International Finance Co., 7.875%, 2019	215,000	264,450
Petrobras International Finance Co., 6.75%, 2041	167,000	194,009
Petroleos Mexicanos, 5.5%, 2021	254,000	278,587
Petroleos Mexicanos, 4.875%, 2022 (n)	110,000	115,170
Petroleos Mexicanos, 6.5%, 2041 (n)	127,000	143,561
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	205,587	221,006

		$2,904,402
Emerging Market Sovereign - 1.0%
Republic of Lithuania, 6.625%, 2022 (n)	$292,000	$313,900
Republic of Philippines, 6.375%, 2034	126,000	157,658
Republic of Poland, 5%, 2022	141,000	149,643
Republic of Romania, 6.75%, 2022 (n)	252,000	258,930

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of South Africa, 6.25%, 2041	$107,000	$126,661

		$1,006,792
Energy - Independent - 3.5%
ATP Oil & Gas Corp., 11.875%, 2015	$65,000	$42,250
Bill Barrett Corp., 9.875%, 2016	90,000	99,450
BreitBurn Energy Partners LP, 8.625%, 2020	45,000	48,825
BreitBurn Energy Partners LP, 7.875%, 2022 (z)	55,000	57,613
Carrizo Oil & Gas, Inc., 8.625%, 2018	60,000	62,400
Chaparral Energy, Inc., 8.875%, 2017	155,000	161,588
Chesapeake Energy Corp., 6.875%, 2020	55,000	57,750
Concho Resources, Inc., 8.625%, 2017	60,000	67,500
Concho Resources, Inc., 6.5%, 2022	115,000	127,650
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	55,000	53,625
Continental Resources, Inc., 8.25%, 2019	90,000	101,025
Denbury Resources, Inc., 8.25%, 2020	125,000	142,500
Energy XXI Gulf Coast, Inc., 9.25%, 2017	155,000	171,663
EXCO Resources, Inc., 7.5%, 2018	140,000	125,300
Harvest Operations Corp., 6.875%, 2017 (n)	155,000	163,719
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	35,000	38,500
Laredo Petroleum, Inc., 9.5%, 2019	65,000	71,663
LINN Energy LLC, 6.5%, 2019 (n)	35,000	35,700
LINN Energy LLC, 8.625%, 2020	55,000	61,050
LINN Energy LLC, 7.75%, 2021	72,000	77,400
Newfield Exploration Co., 6.625%, 2014	100,000	101,500
Newfield Exploration Co., 6.625%, 2016	95,000	97,375
Newfield Exploration Co., 6.875%, 2020	65,000	70,200
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	293,000	305,453
Pioneer Natural Resources Co., 7.5%, 2020	190,000	234,796
QEP Resources, Inc., 6.875%, 2021	180,000	198,900
Quicksilver Resources, Inc., 9.125%, 2019	25,000	25,188
Range Resources Corp., 8%, 2019	65,000	72,475
SandRidge Energy, Inc., 8%, 2018 (n)	165,000	170,775
SM Energy Co., 6.5%, 2021 (n)	90,000	97,200
Southwestern Energy Co., 4.1%, 2022 (z)	256,000	255,685
Swift Energy Co., 7.875%, 2022 (n)	40,000	41,800
Talisman Energy, Inc., 7.75%, 2019	50,000	62,655
Whiting Petroleum Corp., 6.5%, 2018	55,000	59,194

		$3,560,367
Energy - Integrated - 1.5%
BP Capital Markets PLC, 4.5%, 2020	$106,000	$119,586
BP Capital Markets PLC, 4.742%, 2021	240,000	276,560
Cenovus Energy, Inc., 4.5%, 2014	140,000	151,622
Hess Corp., 8.125%, 2019	120,000	156,228
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	142,000	154,780
Petro-Canada, 6.05%, 2018	500,000	605,246

		$1,464,022
Engineering - Construction - 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$75,000	$76,500

Entertainment - 0.4%
AMC Entertainment, Inc., 8.75%, 2019	$155,000	$161,588
AMC Entertainment, Inc., 9.75%, 2020	95,000	88,825
Cinemark USA, Inc., 8.625%, 2019	135,000	150,188

		$400,601

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - 2.4%
Ally Financial, Inc., 5.5%, 2017		$90,000	$91,154
CIT Group, Inc., 5.25%, 2014 (n)		135,000	138,038
CIT Group, Inc., 7%, 2017		405,000	405,000
CIT Group, Inc., 6.625%, 2018 (n)		107,000	115,293
CIT Group, Inc., 5.5%, 2019 (z)		110,000	112,338
General Electric Capital Corp., 6%, 2019		130,000	151,660
General Electric Capital Corp., 5.5%, 2020		250,000	285,361
General Electric Capital Corp., FRN, 1.432%, 2014		300,000	301,150
GMAC, Inc., 8%, 2031		20,000	22,325
Icahn Enterprises LP, 8%, 2018 (z)		45,000	47,700
International Lease Finance Corp., 8.75%, 2017		80,000	90,400
International Lease Finance Corp., 7.125%, 2018 (n)		152,000	170,240
Nationstar Mortgage LLC, 10.875%, 2015		155,000	161,200
PHH Corp., 9.25%, 2016		60,000	60,300
SLM Corp., 8.45%, 2018		45,000	50,400
SLM Corp., 8%, 2020		195,000	214,500
SLM Corp., 7.25%, 2022		15,000	15,844

			$2,432,903
Food & Beverages - 3.3%
Anheuser-Busch InBev S.A., 7.75%, 2019		$370,000	$487,190
ARAMARK Corp., 8.5%, 2015		300,000	307,878
B&G Foods, Inc., 7.625%, 2018		155,000	167,981
Conagra Foods, Inc., 5.875%, 2014		500,000	548,235
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (z)		50,000	51,625
Kraft Foods, Inc., 6.75%, 2014		150,000	166,317
Kraft Foods, Inc., 6.125%, 2018		130,000	156,727
Miller Brewing Co., 5.5%, 2013 (n)		380,000	402,756
Pernod Ricard S.A., 5.75%, 2021 (n)		156,000	177,301
Pernod-Ricard S.A., 4.45%, 2022 (n)		151,000	157,399
Pinnacle Foods Finance LLC, 9.25%, 2015		125,000	128,438
Pinnacle Foods Finance LLC, 10.625%, 2017		35,000	36,991
Pinnacle Foods Finance LLC, 8.25%, 2017		25,000	27,063
SABMiller Holdings, Inc., 3.75%, 2022 (n)		414,000	431,796
TreeHouse Foods, Inc., 7.75%, 2018		80,000	87,600

			$3,335,297
Food & Drug Stores - 0.6%
CVS Caremark Corp., 3.25%, 2015		$180,000	$191,441
CVS Caremark Corp., 5.75%, 2041		350,000	418,615

			$610,056
Forest & Paper Products - 0.5%
Boise, Inc., 8%, 2020		$95,000	$104,263
Cascades, Inc., 7.75%, 2017		65,000	66,625
Georgia-Pacific Corp., 8%, 2024		60,000	77,669
Graphic Packaging Holding Co., 7.875%, 2018		60,000	66,000
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	143,555
Tembec Industries, Inc., 11.25%, 2018 (z)		$40,000	43,000

			$501,112
Gaming & Lodging - 2.2%
Boyd Gaming Corp., 7.125%, 2016		$115,000	$110,400
Caesars Operating Escrow LLC, 8.5%, 2020 (z)		25,000	25,500
Firekeepers Development Authority, 13.875%, 2015 (n)		100,000	112,125
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		115,000	72
GWR Operating Partnership LLP, 10.875%, 2017		50,000	56,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Harrah’s Operating Co., Inc., 11.25%, 2017	$195,000	$213,525
Harrah’s Operating Co., Inc., 10%, 2018	4,000	3,050
Harrah’s Operating Co., Inc., 10%, 2018	81,000	62,573
Host Hotels & Resorts, Inc., 6.75%, 2016	70,000	72,363
Marriott International, Inc., 5.625%, 2013	230,000	239,748
MGM Mirage, 10.375%, 2014	15,000	17,063
MGM Mirage, 6.625%, 2015	35,000	35,438
MGM Mirage, 7.5%, 2016	20,000	20,350
MGM Resorts International, 11.375%, 2018	105,000	123,900
MGM Resorts International, 9%, 2020	85,000	94,988
Penn National Gaming, Inc., 8.75%, 2019	145,000	162,763
Pinnacle Entertainment, Inc., 8.75%, 2020	70,000	74,025
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)	115,000	118,450
Wyndham Worldwide Corp., 6%, 2016	150,000	170,265
Wyndham Worldwide Corp., 5.75%, 2018	250,000	280,830
Wyndham Worldwide Corp., 7.375%, 2020	55,000	67,262
Wynn Las Vegas LLC, 7.75%, 2020	115,000	129,663

		$2,190,353
Industrial - 1.3%
Altra Holdings, Inc., 8.125%, 2016	$65,000	$70,363
Cornell University, 4.35%, 2014	240,000	256,553
Johns Hopkins University, 5.25%, 2019	470,000	556,668
Mueller Water Products, Inc., 8.75%, 2020	79,000	88,480
Princeton University, 4.95%, 2019	310,000	365,605

		$1,337,669
Insurance - 2.2%
American International Group, Inc., 8.25%, 2018	$100,000	$119,776
American International Group, Inc., 8.175% to 2038, FRN to 2068	95,000	100,581
Metropolitan Life Global Funding I, 2.875%, 2012 (n)	300,000	303,303
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	180,000	194,295
Principal Financial Group, Inc., 8.875%, 2019	250,000	322,312
Prudential Financial, Inc., 3.625%, 2012	230,000	233,457
Prudential Financial, Inc., 6.2%, 2015	450,000	498,708
Unum Group, 7.125%, 2016	370,000	423,232

		$2,195,664
Insurance - Health - 0.4%
AMERIGROUP Corp., 7.5%, 2019	$80,000	$88,000
WellPoint, Inc., 6.8%, 2012	320,000	328,074

		$416,074
Insurance - Property & Casualty - 2.1%
Aon Corp., 3.5%, 2015	$350,000	$365,902
CNA Financial Corp., 5.875%, 2020	390,000	423,692
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	150,000	195,750
PartnerRe Ltd., 5.5%, 2020	257,000	265,973
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	310,000	282,350
USI Holdings Corp., 9.75%, 2015 (z)	75,000	75,188
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	500,000	471,250

		$2,080,105
International Market Quasi-Sovereign - 3.9%
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)	$240,000	$240,447
Bank of Ireland, 2.75%, 2012 (e)(n)	620,000	620,000
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)	450,000	528,191
ING Bank N.V., 3.9%, 2014 (n)	530,000	556,211

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		$700,000	$667,861
Israel Electric Corp. Ltd., 6.7%, 2017 (z)		236,000	241,280
Royal Bank of Scotland PLC, FRN, 1.21%, 2012 (n)		577,000	577,705
Vestjysk Bank A/S, FRN, 1.109%, 2013 (n)		240,000	240,984
Westpac Banking Corp., 3.45%, 2014 (n)		220,000	233,607

			$3,906,286
International Market Sovereign - 12.0%
Federal Republic of Germany, 3.75%, 2015	EUR	528,000	$771,830
Federal Republic of Germany, 4.25%, 2018	EUR	215,000	341,095
Federal Republic of Germany, 6.25%, 2030	EUR	260,000	530,647
Government of Bermuda, 5.603%, 2020 (n)		$115,000	129,766
Government of Canada, 4.5%, 2015	CAD	171,000	190,541
Government of Canada, 4.25%, 2018	CAD	90,000	105,327
Government of Canada, 5.75%, 2033	CAD	31,000	47,453
Government of Japan, 1.3%, 2014	JPY	85,550,000	1,086,109
Government of Japan, 1.7%, 2017	JPY	121,000,000	1,591,130
Government of Japan, 2.2%, 2027	JPY	39,000,000	524,390
Government of Japan, 2.4%, 2037	JPY	41,000,000	557,611
Kingdom of Belgium, 5.5%, 2017	EUR	229,000	348,878
Kingdom of Spain, 4.6%, 2019	EUR	327,000	443,269
Kingdom of the Netherlands, 3.75%, 2014	EUR	581,000	834,141
Kingdom of the Netherlands, 5.5%, 2028	EUR	71,000	129,435
Republic of Austria, 4.65%, 2018	EUR	281,000	423,607
Republic of France, 6%, 2025	EUR	222,000	380,864
Republic of France, 4.75%, 2035	EUR	301,000	469,517
Republic of Iceland, 4.875%, 2016 (n)		$266,000	265,827
Republic of Italy, 4.25%, 2015	EUR	190,000	262,174
Republic of Italy, 5.25%, 2017	EUR	776,000	1,090,313
State of Israel, 4%, 2022		$504,000	502,112
United Kingdom Treasury, 8%, 2015	GBP	275,000	557,525
United Kingdom Treasury, 8%, 2021	GBP	104,000	250,540
United Kingdom Treasury, 4.25%, 2036	GBP	144,000	271,540

			$12,105,641
Local Authorities - 0.3%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$310,000	$313,367

Machinery & Tools - 0.6%
Case Corp., 7.25%, 2016		$50,000	$55,125
Case New Holland, Inc., 7.875%, 2017		250,000	293,750
Rental Service Corp., 9.5%, 2014		20,000	20,650
RSC Equipment Rental, Inc., 8.25%, 2021		115,000	121,900
UR Financing Escrow Corp., 5.75%, 2018 (z)		45,000	46,238
UR Financing Escrow Corp., 7.625%, 2022 (z)		45,000	46,575

			$584,238
Major Banks - 11.4%
ABN AMRO Bank N.V., 3%, 2014 (n)		$400,000	$399,618
ABN AMRO Bank N.V., 4.25%, 2017 (n)		400,000	403,660
Bank of America Corp., 7.375%, 2014		280,000	302,638
Bank of America Corp., 6.5%, 2016		430,000	464,802
Barclays Bank PLC, 5.125%, 2020		340,000	359,482
Barclays Bank PLC, FRN, 1.616%, 2014		190,000	188,031
BB&T Corp., 2.05%, 2014		300,000	306,102
Commonwealth Bank of Australia, 5%, 2019 (n)		320,000	346,767
Credit Suisse New York, 5.5%, 2014		490,000	524,477

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Credit Suisse New York, FRN, 1.527%, 2014	$250,000	$247,854
Danske Bank A/S, 3.75%, 2015 (n)	510,000	504,595
DBS Bank Ltd., 2.35%, 2017 (n)	400,000	400,092
Goldman Sachs Group, Inc., 6%, 2014	700,000	752,283
Goldman Sachs Group, Inc., 5.75%, 2022	409,000	426,931
HSBC USA, Inc., 4.875%, 2020	360,000	362,428
ING Bank N.V., 3.75%, 2017 (z)	1,042,000	1,036,644
ING Bank N.V., FRN, 1.596%, 2013 (n)	380,000	378,669
Intesa Sanpaolo S.p.A., FRN, 2.891%, 2014 (n)	200,000	190,207
JPMorgan Chase & Co., 4.625%, 2021	360,000	382,618
JPMorgan Chase & Co., FRN, 1.296%, 2014	380,000	380,035
JPMorgan Chase Capital XXII, 6.45%, 2087	261,000	262,305
JPMorgan Chase Capital XXVII, 7%, 2039	69,000	70,380
Macquarie Bank Ltd., 5%, 2017 (n)	167,000	168,787
Macquarie Group Ltd., 6%, 2020 (n)	410,000	403,000
Merrill Lynch & Co., Inc., 6.4%, 2017	40,000	42,117
Morgan Stanley, 6%, 2014	160,000	167,656
Morgan Stanley, 7.3%, 2019	110,000	118,723
Morgan Stanley, 5.625%, 2019	180,000	179,972
Morgan Stanley, FRN, 2.161%, 2014	260,000	249,668
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	150,000	124,125
Royal Bank of Scotland PLC, 6.125%, 2021	200,000	217,303
Standard Chartered PLC, 3.85%, 2015 (n)	290,000	300,692
SunTrust Banks, Inc., 3.5%, 2017	288,000	294,807
Wells Fargo & Co., 4.375%, 2013	410,000	424,384
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	141,000	153,338

		$11,535,190
Medical & Health Technology & Services - 2.8%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$200,000	$204,519
Biomet, Inc., 10%, 2017	60,000	65,175
Biomet, Inc., 10.375%, 2017 (p)	45,000	48,994
Biomet, Inc., 11.625%, 2017	65,000	70,931
Cardinal Health, Inc., 5.8%, 2016	279,000	325,137
Davita, Inc., 6.375%, 2018	125,000	132,500
Davita, Inc., 6.625%, 2020	80,000	85,800
Emdeon, Inc., 11%, 2019 (n)	45,000	50,400
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	65,000	75,075
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (z)	30,000	31,950
HCA, Inc., 8.5%, 2019	280,000	313,600
HCA, Inc., 7.5%, 2022	110,000	119,075
HCA, Inc., 5.875%, 2022	45,000	46,125
HealthSouth Corp., 8.125%, 2020	205,000	225,372
Hospira, Inc., 6.05%, 2017	130,000	145,433
McKesson Corp., 3.25%, 2016	340,000	361,255
Physio-Control International, Inc., 9.875%, 2019 (z)	55,000	57,750
Tenet Healthcare Corp., 9.25%, 2015	65,000	72,150
United Surgical Partners International, Inc., 8.875%, 2017	30,000	31,313
United Surgical Partners International, Inc., 9.25%, 2017 (p)	45,000	46,688
Universal Health Services, Inc., 7%, 2018	70,000	74,900
Universal Hospital Services, Inc., 8.5%, 2015 (p)	185,000	190,550
Vanguard Health Systems, Inc., 8%, 2018	60,000	63,150

		$2,837,842
Metals & Mining - 1.8%
AK Steel Corp., 7.625%, 2020	$45,000	$45,281
ArcelorMittal, 5.5%, 2021	610,000	602,897

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Cloud Peak Energy, Inc., 8.25%, 2017	$160,000	$170,800
Cloud Peak Energy, Inc., 8.5%, 2019	125,000	135,938
Consol Energy, Inc., 8%, 2017	65,000	70,688
Consol Energy, Inc., 8.25%, 2020	45,000	49,050
Fortescue Metals Group Ltd., 6.875%, 2018 (n)	30,000	31,650
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	110,000	121,550
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	207,000	197,179
Peabody Energy Corp., 6%, 2018 (n)	40,000	41,900
Peabody Energy Corp., 6.25%, 2021 (n)	40,000	41,900
Vale Overseas Ltd., 4.625%, 2020	169,000	180,891
Vale Overseas Ltd., 6.875%, 2039	117,000	144,138

		$1,833,862
Mortgage-Backed - 2.1%
Fannie Mae, 6.5%, 2036	$438,384	$498,717
Fannie Mae, 6%, 2037	306,019	337,058
Freddie Mac, 4.224%, 2020	275,759	307,861
Ginnie Mae, 9%, 2016	29,382	32,804
Ginnie Mae, 11%, 2018 - 2019	2,579	2,592
Ginnie Mae, 5.612%, 2058	479,981	514,989
Ginnie Mae, 6.357%, 2058	414,521	443,262

		$2,137,283
Natural Gas - Distribution - 0.3%
AmeriGas Finance LLC, 6.75%, 2020	$80,000	$82,400
EQT Corp., 4.875%, 2021	198,000	202,563
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	55,000	48,675

		$333,638
Natural Gas - Pipeline - 3.0%
Atlas Pipeline Partners LP/Finance Corp., 8.75%, 2018 (n)	$150,000	$159,750
Colorado Interstate Gas Co., 6.8%, 2015	32,000	37,046
Crosstex Energy, Inc., 8.875%, 2018	145,000	157,325
El Paso Corp., 7%, 2017	145,000	162,029
El Paso Corp., 7.75%, 2032	150,000	178,605
Enbridge Energy Partners LP, 4.2%, 2021	400,000	426,962
Energy Transfer Equity LP, 7.5%, 2020	125,000	143,125
Energy Transfer Partners LP, 6.5%, 2042	348,000	386,266
Enterprise Products Operating LP, 5.65%, 2013	500,000	524,670
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	59,000	63,868
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	38,000	40,660
Kinder Morgan Energy Partners LP, 5.85%, 2012	271,000	277,671
Kinder Morgan Energy Partners LP, 6.375%, 2041	360,000	409,277
Rockies Express Pipeline, 5.625%, 2020 (n)	48,000	43,200

		$3,010,454
Network & Telecom - 3.2%
AT&T, Inc., 3.875%, 2021	$480,000	$516,893
British Telecommunications PLC, 5.15%, 2013	255,000	264,735
Cincinnati Bell, Inc., 8.25%, 2017	30,000	30,975
Cincinnati Bell, Inc., 8.75%, 2018	60,000	57,150
Citizens Communications Co., 9%, 2031	60,000	58,500
France Telecom, 4.375%, 2014	240,000	256,670
France Telecom, 5.375%, 2042	418,000	455,053
Frontier Communications Corp., 8.125%, 2018	70,000	75,425
Qwest Communications International, Inc., 7.125%, 2018 (n)	95,000	101,650
Qwest Corp., 7.5%, 2014	95,000	105,501

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
Telefonica Emisiones S.A.U., 2.582%, 2013	$500,000	$499,886
Verizon Communications, Inc., 8.75%, 2018	440,000	605,835
Windstream Corp., 8.125%, 2018	15,000	16,425
Windstream Corp., 7.75%, 2020	175,000	191,188
Windstream Corp., 7.75%, 2021	35,000	38,238

		$3,274,124
Oil Services - 0.6%
Chesapeake Energy Corp., 6.625%, 2019 (n)	$35,000	$35,700
Dresser-Rand Group, Inc., 6.5%, 2021 (n)	20,000	20,950
Expro Finance Luxembourg, 8.5%, 2016 (n)	105,000	94,238
Pioneer Drilling Co., 9.875%, 2018 (n)	10,000	10,700
Pioneer Drilling Co., 9.875%, 2018	125,000	133,750
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)	244,137	249,630
Unit Corp., 6.625%, 2021	15,000	15,356

		$560,324
Other Banks & Diversified Financials - 5.7%
American Express Centurion Bank, 5.5%, 2013	$250,000	$262,396
Banco Bradesco S.A., 5.75%, 2022 (z)	212,000	214,098
Bancolombia S.A., 5.95%, 2021	102,000	105,825
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)	151,000	154,020
BBVA Senior Finance S.A. Unipersonal, FRN, 2.622%, 2014	300,000	292,049
Capital One Financial Corp., FRN, 1.717%, 2014	370,000	367,591
Citigroup, Inc., 6.375%, 2014	230,000	249,505
Citigroup, Inc., 6.01%, 2015	200,000	217,817
Citigroup, Inc., 8.5%, 2019	204,000	253,102
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	243,000	249,729
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	100,000	85,550
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	480,000	497,498
Rabobank Nederland N.V., 3.375%, 2017	242,000	249,126
Santander Holdings USA, Inc., 4.625%, 2016	50,000	49,536
Santander International Debt S.A., 2.991%, 2013 (n)	500,000	494,181
Santander UK PLC, 8.963% to 2030, FRN to 2049	200,000	199,750
Svenska Handelsbanken AB, 4.875%, 2014 (n)	580,000	613,244
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	500,000	464,000
Union Bank, 3%, 2016	690,000	718,701

		$5,737,718
Pharmaceuticals - 1.6%
Celgene Corp., 2.45%, 2015	$130,000	$133,538
Celgene Corp., 3.95%, 2020	300,000	309,345
Pfizer, Inc., 6.2%, 2019	500,000	631,165
Roche Holdings, Inc., 6%, 2019 (n)	390,000	479,080
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (z)	35,000	35,700
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	75,000	76,031

		$1,664,859
Pollution Control - 0.5%
Republic Services, Inc., 5.25%, 2021	$320,000	$369,185
WCA Waste Corp., 7.5%, 2019 (n)	90,000	91,125

		$460,310
Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)	$9,917	$7,636
Nielsen Finance LLC, 11.5%, 2016	45,000	52,088

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - continued
Nielsen Finance LLC, 7.75%, 2018	$85,000	$94,563

		$154,287
Railroad & Shipping - 0.0%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$40,000	$43,200

Real Estate - 1.2%
Boston Properties LP, REIT, 3.7%, 2018	$193,000	$202,027
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	45,000	42,638
Entertainment Properties Trust, REIT, 7.75%, 2020	85,000	90,772
HCP, Inc., REIT, 5.375%, 2021	283,000	310,200
Kennedy Wilson, Inc., 8.75%, 2019	40,000	41,300
Kimco Realty Corp., REIT, 6.875%, 2019	82,000	96,523
MPT Operating Partnership LP, REIT, 6.875%, 2021	80,000	85,050
WEA Finance LLC, REIT, 6.75%, 2019 (n)	250,000	292,767

		$1,161,277
Retailers - 2.3%
Academy Ltd., 9.25%, 2019 (n)	$60,000	$60,600
AutoZone, Inc., 6.5%, 2014	420,000	457,570
Burlington Coat Factory Warehouse Corp., 10%, 2019	95,000	97,494
J. Crew Group, Inc., 8.125%, 2019	80,000	80,100
Kohl’s Corp., 4%, 2021	173,000	180,911
Limited Brands, Inc., 6.9%, 2017	70,000	78,050
Limited Brands, Inc., 7%, 2020	35,000	39,069
Limited Brands, Inc., 6.95%, 2033	40,000	38,800
Macy’s, Inc., 7.875%, 2015	330,000	389,517
Neiman Marcus Group, Inc., 10.375%, 2015	85,000	88,507
QVC, Inc., 7.375%, 2020 (n)	70,000	77,525
Rite Aid Corp., 9.375%, 2015	55,000	56,650
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)	40,000	43,000
Staples, Inc., 9.75%, 2014	260,000	298,168
Toys “R” Us Property Co. II LLC, 8.5%, 2017	55,000	58,163
Toys “R” Us, Inc., 10.75%, 2017	145,000	160,769
Yankee Acquisition Corp., 8.5%, 2015	25,000	25,594
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	45,000	43,594

		$2,274,081
Specialty Chemicals - 0.3%
Ecolab, Inc., 4.35%, 2021	$240,000	$263,664
Koppers, Inc., 7.875%, 2019	35,000	37,450

		$301,114
Specialty Stores - 0.1%
Michaels Stores, Inc., 11.375%, 2016	$70,000	$74,193
Michaels Stores, Inc., 7.75%, 2018	70,000	74,025

		$148,218
Supermarkets - 0.7%
Delhaize Group, 5.875%, 2014	$290,000	$312,028
Safeway, Inc., 6.25%, 2014	400,000	441,452

		$753,480
Telecommunications - Wireless - 2.0%
American Tower Corp., 4.625%, 2015	$180,000	$190,857
Clearwire Corp., 12%, 2015 (n)	120,000	116,700
Cricket Communications, Inc., 7.75%, 2020	120,000	119,400
Crown Castle International Corp., 9%, 2015	65,000	71,663

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Crown Castle International Corp., 7.125%, 2019	$250,000	$273,750
Crown Castle Towers LLC, 6.113%, 2020 (n)	363,000	408,722
MetroPCS Wireless, Inc., 7.875%, 2018	60,000	64,350
MetroPCS Wireless, Inc., 6.625%, 2020	20,000	20,600
Rogers Communications, Inc., 6.8%, 2018	200,000	252,727
Sprint Capital Corp., 6.875%, 2028	75,000	58,500
Sprint Nextel Corp., 6%, 2016	110,000	100,100
Sprint Nextel Corp., 8.375%, 2017	95,000	93,100
Sprint Nextel Corp., 9%, 2018 (n)	25,000	27,875
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	230,000	235,750

		$2,034,094
Telephone Services - 0.4%
Brasil Telecom S.A., 5.75%, 2022 (z)	$216,000	$221,400
Cogent Communications Group, Inc., 8.375%, 2018 (n)	40,000	42,100
Level 3 Financing, Inc., 9.375%, 2019	85,000	93,925
Level 3 Financing, Inc., 8.625%, 2020 (z)	40,000	42,700

		$400,125
Tobacco - 1.3%
Altria Group, Inc., 9.25%, 2019	$410,000	$560,698
Lorillard Tobacco Co., 8.125%, 2019	141,000	176,510
Lorillard Tobacco Co., 6.875%, 2020	170,000	202,060
Reynolds American, Inc., 6.75%, 2017	300,000	357,343

		$1,296,611
Transportation - 0.0%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$44,000	$36,520

Transportation - Services - 1.1%
ACL I Corp., 10.625%, 2016 (n)(p)	$99,927	$95,049
Avis Budget Car Rental LLC , 9.75%, 2020	35,000	38,325
CEVA Group PLC, 8.375%, 2017 (z)	80,000	79,800
Commercial Barge Line Co., 12.5%, 2017	185,000	206,044
Erac USA Finance Co., 6.375%, 2017 (n)	340,000	390,793
Hertz Corp., 7.5%, 2018	65,000	70,119
Navios Maritime Acquisition Corp., 8.625%, 2017	115,000	95,738
Navios Maritime Holdings, Inc., 8.875%, 2017	50,000	49,500
Swift Services Holdings, Inc., 10%, 2018	105,000	114,844

		$1,140,212
U.S. Government Agencies and Equivalents - 0.0%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$20,000	$21,101

Utilities - Electric Power - 5.2%
AES Corp., 8%, 2017	$160,000	$184,400
Allegheny Energy, Inc., 5.75%, 2019 (n)	340,000	367,639
Atlantic Power Corp., 9%, 2018 (z)	45,000	45,900
Calpine Corp., 8%, 2016 (n)	105,000	114,188
Calpine Corp., 7.875%, 2020 (n)	125,000	138,125
CMS Energy Corp., 4.25%, 2015	250,000	257,353
Covanta Holding Corp., 7.25%, 2020	70,000	74,675
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	70,000	79,800
Duke Energy Corp., 3.35%, 2015	380,000	404,925
Edison Mission Energy, 7%, 2017	95,000	63,650
EDP Finance B.V., 6%, 2018 (n)	380,000	323,471
Enel Finance International S.A., 5.7%, 2013 (n)	300,000	307,158

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Enel Finance International S.A., 6.25%, 2017 (n)	$260,000	$276,490
Energy Future Holdings Corp., 10%, 2020	120,000	129,750
Energy Future Holdings Corp., 10%, 2020	270,000	293,288
Energy Future Holdings Corp., 11.75%, 2022 (z)	45,000	46,125
Exelon Generation Co. LLC, 5.2%, 2019	150,000	168,666
GenOn Energy, Inc., 9.5%, 2018	60,000	57,300
GenOn Energy, Inc., 9.875%, 2020	155,000	145,313
Georgia Power Co., 6%, 2013	150,000	163,320
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	440,000	452,228
NRG Energy, Inc., 7.375%, 2017	60,000	62,250
NRG Energy, Inc., 8.25%, 2020	235,000	237,938
Oncor Electric Delivery Co., 5.95%, 2013	430,000	460,375
PPL WEM Holdings PLC, 3.9%, 2016 (n)	370,000	387,704
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	45,000	30,375

		$5,272,406
Total Bonds, at Value		$110,676,503

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (z)	50	$43,384
Ally Financial, Inc., “A”, 8.5%	6,576	146,184
GMAC Capital Trust I, 8.125%	3,075	72,201
Total Preferred Stocks, at Value		$261,769

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$95,000	$93,575

Common Stocks - 0.1%
Automotive - 0.0%
Accuride Corp. (a)	2,303	$18,309

Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (a)	10	$28,000

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	2,541	$30,212
Quad/Graphics, Inc.	9	135

		$30,347
Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	275	$9,831
Total Common Stocks, at Value		$86,487

Floating Rate Loans (g)(r) - 0.1%
Broadcasting - 0.0%
Gray Television, Inc., Term Loan B, 3.77%, 2014	$39,380	$38,867

Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$43,780	$39,803
Total Floating Rate Loans, at Value		$78,670

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%			1,570	$67,023
	Strike Price	First Exercise
Warrants - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	21	$58,800

Mutual Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)			7,781	$7,781
Total Investments, at Value				$111,330,608

Other Assets, Less Liabilities - (10.2)%				(10,300,580)
Net Assets - 100.0%				$101,030,028

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $28,116,565, representing 27.83% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc.	4/13/11-4/14/11	$46,875	$43,384
American Media, Inc., 13.5%, 2018	12/22/10	10,060	7,636
Anthracite Ltd., “A”, CDO, FRN, 0.605%, 2019	1/28/10	108,341	119,949
Atlantic Power Corp., 9%, 2018	10/26/11-1/09/12	44,391	45,900
Banco Bradesco S.A., 5.75%, 2022	2/23/12	212,000	214,098
Brasil Telecom S.A., 5.75%, 2022	2/06/12	216,000	221,400
BreitBurn Energy Partners LP, 7.875%, 2022	1/11/12	55,136	57,613
CDW LLC/CDW Finance Corp., 8.5%, 2019	2/02/12	26,090	26,750
CEVA Group PLC, 8.375%, 2017	1/27/12	79,109	79,800
CIT Group, Inc., 5.5%, 2019	2/02/12	110,000	112,338
Caesars Operating Escrow LLC, 8.5%, 2020	2/09/12	25,000	25,500
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	2/29/12	5,000	5,000
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020	2/29/12	35,000	35,000
Comision Federal de Electricidad, 5.75%, 2042	2/07/12	198,628	202,505
Crest Ltd., “A1” CDO, FRN, 1.053%, 2018	1/21/10	178,728	193,090
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	70,720	72,975
Energy Future Holdings Corp., 11.75%, 2022	2/01/12-2/03/12	44,785	46,125
Fresenius Medical Care Capital Trust III, 5.625%, 2019	1/17/12	30,000	31,950
ING Bank N.V., 3.75%, 2017	2/29/12	1,036,644	1,036,644
Icahn Enterprises LP, 8%, 2018	1/27/12	46,561	47,700
Israel Electric Corp. Ltd., 6.7%, 2017	2/07/12	236,000	241,280

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
JBS USA LLC/JBS USA Finance, 8.25%, 2020	1/25/12-1/31/12	$50,166	$51,625
LBI Media, Inc., 8.5%, 2017	7/18/07	59,362	19,800
Level 3 Financing, Inc., 8.625%, 2020	1/10/12-1/11/12	40,062	42,700
Local TV Finance LLC, 9.25%, 2015	5/02/07-11/30/10	122,446	123,898
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	55,919	57,750
Southwestern Energy Co., 4.1%, 2022	2/29/12	255,685	255,685
Tembec Industries, Inc., 11.25%, 2018	2/17/12	42,196	43,000
UR Financing Escrow Corp., 5.75%, 2018	2/24/12	45,000	46,238
UR Financing Escrow Corp., 7.625%, 2022	2/24/12	45,000	46,575
USI Holdings Corp., 9.75%, 2015	4/26/07-5/03/07	75,391	75,188
Valeant Pharmaceuticals International, Inc., 6.5%, 2016	2/28/12	35,919	35,700
Videotron Ltee, 5%, 2022	2/29/12	25,000	25,000
Total Restricted Securities			$3,689,796
% of Net assets			3.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 2/29/12

Forward Foreign Currency Exchange Contracts at 2/29/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CNY	Deutsche Bank AG	3,258,000	5/16/12	$514,692	$517,018	$2,326
BUY	IDR	JPMorgan Chase Bank N.A.	2,723,326,000	3/06/12-4/11/12	296,490	301,246	4,756
SELL	JPY	JPMorgan Chase Bank N.A.	22,424,584	4/12/12	291,376	275,955	15,421
BUY	SEK	Goldman Sachs International	7,303	4/12/12	1,051	1,102	51
BUY	SEK	Merrill Lynch International Bank	7,303	4/12/12	1,050	1,102	52

							$22,606

Liability Derivatives
SELL	CAD	Merrill Lynch International Bank	331,015	4/12/12	$321,934	$334,239	$(12,305)
BUY	EUR	Barclays Bank PLC	403,758	4/12/12	543,182	538,017	(5,165)
SELL	EUR	Barclays Bank PLC	888,961	4/12/12	1,131,629	1,184,560	(52,931)
SELL	EUR	Credit Suisse Group	888,961	4/12/12	1,131,531	1,184,560	(53,029)
SELL	GBP	Barclays Bank PLC	321,414	4/12/12	496,316	511,188	(14,872)
SELL	GBP	Deutsche Bank AG	313,414	4/12/12	496,317	511,188	(14,871)
SELL	IDR	JPMorgan Chase Bank N.A.	1,361,663,000	3/06/12	149,633	150,900	(1,267)

							$(154,440)

Portfolio of Investments (unaudited) – continued

Swap Agreements at 2/29/12

Expiration	Notional Amount			Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	460,000(a	)	Goldman Sachs International	1.00% (fixed rate)	(1)	$6,562

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill Inc., 7.375%, 10/01/25, an A rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $544.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy. If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At February 29, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$303,852	$140,015	$30,212	$474,079
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	21,101	—	21,101
Non-U.S. Sovereign Debt	—	19,923,121	—	19,923,121
Corporate Bonds	—	65,065,965	—	65,065,965
Residential Mortgage-Backed Securities	—	2,546,749	—	2,546,749
Asset-Backed Securities (including CDOs)	—	842,721	—	842,721
Foreign Bonds	—	22,370,421	—	22,370,421
Floating Rate Loans	—	78,670	—	78,670
Mutual Funds	7,781	—	—	7,781
Total Investments	$311,633	$110,988,763	$30,212	$111,330,608

Other Financial Instruments
Swaps	$—	$6,562	$—	$6,562
Forward Foreign Currency Exchange Contracts	—	(131,834)	—	(131,834)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/11	$30,212
Change in unrealized appreciation (depreciation)	0
Balance as of 2/29/12	$30,212

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at February 29, 2012 is $0.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$105,314,769
Gross unrealized appreciation	$7,398,664
Gross unrealized depreciation	(1,382,825)
Net unrealized appreciation (depreciation)	$6,015,839

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	5,695,745	(5,687,964)	7,781

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$84	$7,781

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2012, are as follows:

United States	57.6%
United Kingdom	6.3%
Netherlands	4.4%
Japan	3.7%
France	3.1%
Brazil	2.6%
Italy	2.4%
Canada	2.2%
Spain	2.2%
Other Countries	15.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 13, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2012

*	Print name and title of each signing officer under his or her signature.